Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock Options (Tables) [Line Items]
Schedule of company estimated the realization of the vesting conditions

		Weighted	Aggregate	Weighted
		average	intrinsic	average
	Number of	exercise	value of	contractual
	Options	price per	stock	life
	Outstanding	option	options	(years)
Outstanding – December 31, 2019	19,656,145	$0.60	$49,231	7.28
Granted	1,610,776	2.00
Expired	(115,786)	0.30
Cancelled/Forfeited	(2,995,968)	0.65
Exercised	(2,605,190)	0.35
Outstanding – December 31, 2020	15,549,977	$0.80	$36,126	7.34
Granted	6,373,203	2.10
Expired	(50,946)	0.39
Cancelled/Forfeited	(57,893)	0.65
Exercised	(6,310,593)	0.67
Outstanding – December 31, 2021	15,503,748	$1.40	$17,415	6.33
Vested and expected to vest – December 31, 2021	15,503,748	$1.40	$17,415	6.33
Vested and exercisable – December 31, 2021	14,175,425	$0.94	$17,406	6.32

Schedule of company's stock options outstanding

		Weighted average	Number of	Number of
		life to expiry	Options	Options
Expiry Date	Exercise price	(years)	Outstanding	Exercisable
March 5, 2022	$0.65	0.18	634,541	634,541
March 5, 2023	$2.59	1.18	405,251	270,167
March 31, 2024	$0.65	2.25	73,811	73,811
March 5, 2025	$8.64	3.18	405,251	—
December 31, 2025	$0.65	4.00	11,578	11,578
February 2, 2026	$0.65	4.09	57,893	57,893
February 17, 2026	$0.22 - $0.52	4.13	448,861	448,861
June 1, 2028	$0.65 - $8.64	6.42	12,192,914	11,404,926
June 30, 2028	$2.59	6.50	1,273,648	1,273,648
			15,503,748	14,175,425

Short Term Incentive Plan
Stock Options (Tables) [Line Items]
Schedule of weighted average assumptions

	2021
Expected share price volatility	89.4%
Expected life of options	3.7	years
Risk-free interest rate	0.5%
Expected dividend yield	0.0%
Estimated per share fair value of the Company’s common shares	$6.05

Long Term Incentive Plan
Stock Options (Tables) [Line Items]
Schedule of weighted average assumptions

	Tranche 1 and
	Tranche 2[1]		Tranche 3[2]		Tranche 4[2]
Expected stock price volatility	91.0%		91.2%		91.2%
Expected life of options (years)	7.3	years	5.2	years	5.4	years
Risk-free interest rate	1.3%		0.8%		0.9%
Expected dividend yield	0.0%		0.0%		0.0%
Estimated per share fair value of the Company’s common shares	$6.05		$6.05		$6.05
1.	The fair value of the market-based awards granted under the LTIP was estimated on the date of grant using a Monte-Carlo model to simulate a distribution of future share prices.
2.	The fair value of the performance-based awards granted under the LTIP was estimated on the date of grant using the Black-Scholes option pricing model.

Restricted Stock Units ("RSUs")
Stock Options (Tables) [Line Items]
Summary of the RSU activity

		Weighted
	Number of	average grant-
	RSUs	date fair value
	Outstanding	per RSU
Outstanding – December 31, 2020	—	$—
Granted	4,127,878	3.29
Forfeited	(8,032)	12.45
Exercised	(173,216)	2.30
Outstanding – December 31, 2021	3,946,630	$3.31